Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2010
Acquisitions Disclosure Tables [Abstract]
Components of Purchase Price Allocation

       The components of the purchase price allocations for 2010 acquisitions are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$145.5	$647.2
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.3)	(45.7)

	$166.4	$58.3	$260.4	$145.2	$630.3

Allocation
Current assets	$22.3	$6.1	$19.9	$29.2	$77.5
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.1	170.2
Product technology	30.4	18.6	73.5	24.7	147.2
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	119.9	59.2	313.8
Other assets	0.1	2.0	3.0	7.4	12.5
Liabilities assumed	(46.1)	(12.8)	(38.7)	(28.3)	(125.9)

	$166.4	$58.3	$260.4	$145.2	$630.3

       The components of the purchase price allocations for 2009 acquisitions, as revised in 2010 for finalization of the purchase price allocations are as follows:

(In millions)	Biolab	B.R.A.H.M.S.	Other Analytical Technologies	Other Laboratory Products and Services	Total

Purchase Price
Cash paid	$132.9	$454.1	$28.5	$7.4	$622.9
Debt assumed	—	32.3	0.4	0.5	33.2
Fair value of contingent consideration	—	—	0.6	—	0.6
Cash acquired	(1.3)	(4.8)	(0.2)	—	(6.3)
Other	—	—	0.9	—	0.9

	$131.6	$481.6	$30.2	$7.9	$651.3

Allocation
Current assets	$38.2	$47.4	$3.7	$2.8	$92.1
Property, plant and equipment	3.3	32.9	0.7	0.1	37.0
Intangible assets:
Customer relationships	51.4	203.8	4.2	2.5	261.9
Product technology	0.9	135.2	6.9	—	143.0
Tradenames and other	1.3	9.4	0.2	—	10.9
Goodwill	62.3	183.4	19.3	4.7	269.7
Other assets	—	3.5	—	—	3.5
Liabilities assumed	(25.8)	(134.0)	(4.8)	(2.2)	(166.8)

	$131.6	$481.6	$30.2	$7.9	$651.3

       The components of the purchase price allocations for 2008 acquisitions, as revised in 2009 for finalization of the purchase price allocations and earned contingent purchase price payments where applicable, are as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Total

Purchase Price
Cash paid including transaction costs	$107.0	$91.9	$198.9
Debt assumed	0.1	8.1	8.2
Purchase price payable	2.0	3.1	5.1
Cash acquired	(1.5)	(1.9)	(3.4)

	$107.6	$101.2	$208.8

Allocation
Current assets	$12.7	$32.8	$45.5
Property, plant and equipment	3.4	15.3	18.7
Intangible assets:
Customer relationships	23.2	25.3	48.5
Product technology	25.7	6.3	32.0
Tradenames and other	5.1	2.9	8.0
Goodwill	54.0	46.0	100.0
Other assets	0.4	0.1	0.5
Liabilities assumed	(16.9)	(27.5)	(44.4)

	$107.6	$101.2	$208.8